SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Loss, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Foreign currency translation adjustments	$ (2,527)	$ 563	$ 674
Total accumulated other comprehensive income (loss)	$ (2,527)	$ 563	$ 674